Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 20, 2014
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Trading Symbol	FBMS
Entity Common Stock, Shares Outstanding		5,149,280
Entity Registrant Name	FIRST BANCSHARES INC /MS/
Entity Central Index Key	0000947559
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 64,398,012